PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	9 Months Ended
Sep. 30, 2024
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Schedule of prepaid expenses and other current assets

	As of
	December 31, 2023	September 30, 2024
	RMB	RMB
Prepaid expenses*	1,344,525	1,528,068
Tax recoverable	907,629	963,880
Deposits	33,941	44,267
Loans to third parties	5,787	40,904
Staff advances	2,518	4,042
Interest receivables	532	529
Others	80,409	84,234
	2,375,341	2,665,924
*

Prepaid expenses mainly represented the unamortized portion of prepayments made to Microsoft for the cloud services, the prepayments to telecommunication operators for bandwidth, data centers or cabinets and the prepayments for office expense.

Schedule of allowance for doubtful debt

	For the nine months ended September 30,
	2023	2024
	RMB	RMB
Balance at beginning of the period	131,624	445,669
Addition	16,700	1,372
Write-off	—	(467)
Foreign exchange difference	94	(33)
Balance at the end of the periods	148,418	446,541